MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
MINERAL PROPERTIES, PLANT AND EQUIPMENT
8.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties	Plant and equipment	Land and buildings	Furniture, fixtures and equipment	Software	Total
Cost
Balance, January 1, 2018	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204
Additions	–	1,514	148	407	–	2,069
Change in remediation provision	(17)	(127)	–	–	–	(144)
Disposals	–	(273)	(35)	(11)	–	(319)
Balance, December 31, 2018	$36,066	$35,184	$2,573	$3,359	$1,628	$78,810

Accumulated depreciation
Balance, January 1, 2018	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238
Amortization and depletion	616	2,448	114	229	52	3,459
Disposals	–	(268)	–	(10)	–	(278)
Balance, December 31, 2018	$32,051	$27,593	$1,653	$2,602	$1,520	$65,419

Carrying value, December 31, 2018	$4,015	$7,591	$920	$757	$108	$13,391

Cost
Balance, January 1, 2017	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547
Additions	–	4,003	127	291	150	4,571
Change in remediation provision	174	(82)	–	–	–	92
Disposals	–	(8)	–	(3)	–	(11)
Foreign exchange	–	–	–	5	–	5
Balance, December 31, 2017	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204

Accumulated depreciation
Balance, January 1, 2017	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429
Amortization and depletion	542	2,975	115	173	12	3,817
Disposals	–	(7)	–	(4)	–	(11)
Foreign exchange	–	–	–	3	–	3
Balance, December 31, 2017	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238

Carrying value, December 31, 2017	$4,648	$8,657	$921	$580	$160	$14,966

(a)	Changes in estimate

(i)	Updated mineral resource estimate for 2017

On February 21, 2017, the Company provided an update on the Mineral Resource for the GMC, following which management reviewed the remaining useful life of the GMC, effective August 31, 2016. The estimate of the useful life of the GMC remained unchanged from the previous estimate.

(ii)	Updated mineral resource estimate for 2018

On January 25, 2018, the Company provided an update on the Mineral Resource for the GMC, effective August 31, 2017, following which management reviewed the remaining useful life of the GMC. The estimate of the useful life of the GMC was determined to be 4.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2017. As a result, the depreciation recorded during the year ended December 31, 2017 was approximately $284 less than would have been recorded prior to the change in estimate.

(iii)	Updated mineral resource estimate for 2019

On January 29, 2019, the Company provided an update on the Mineral Resource for Topia, effective July 31, 2018, following which management reviewed the remaining useful life of Topia. The estimate of the useful life of Topia was determined to be 5.3  years (a decrease from the previous estimate of 7.8  years) as at October 1, 2018. As a result, the depreciation recorded during the year ended December 31, 2018 was approximately $230 more than would have been recorded prior to the change in estimate.